Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized			200,000,000
Common stock, par value		$ 0.0001
Common stock, shares authorized		2,000,000,000
Treasury stock shares		26,091,136	26,091,136
Series A Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		100,000,000	100,000,000
Preferred stock, shares issued		3,100,000	3,100,000
Preferred stock, shares outstanding		3,100,000	3,100,000
Series B Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		10,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Series C Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized			10,000,000
Preferred stock, shares issued		3,220,000	3,220,000
Preferred stock, shares outstanding		3,220,000	3,220,000
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,990,000,000	1,990,000,000	1,990,000,000
Common stock, shares issued	376,328,885	347,451,880	288,923,969
Common stock, shares outstanding	376,328,885	347,451,880	288,923,969
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	0	0	0
Common stock, shares outstanding	0	0	0
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	3,100,000	3,100,000
Preferred stock, shares outstanding	3,100,000	3,100,000	3,100,000
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	3,220,000	3,220,000
Preferred stock, shares outstanding	3,220,000	3,220,000
Series D Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued	26,000	26,000
Preferred stock, shares outstanding	26,000	26,000
Notes Payable [Member]
Deferred loan costs		$ 202,779	$ 0
Convertible Notes Payable [Member]
Deferred loan costs		2,172,914	20,151,230
Unamortized debt discount, current		$ 2,172,914	$ 20,151,230